Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of break-down of inventories is presented
The break-down of inventories is presented in the table below:

€ thousand	December 31, 2022	December 31, 2021
Raw materials and supplies	10,851	6,665
Work in progress	2,058	1,183
Finished goods	439	551
Total	13,348	8,399

Summary of write-downs of inventory
During the years the Company recognized the following write-downs of inventory:

	For the years ended
€ thousand	December 31, 2022	December 31, 2021	December 31, 2020
Write downs of raw material and supplies	-5,601	-2,039	0
Write downs of work in progress	-1,225	-397	-120
Write downs of finished goods	-657	-65	0
Total	-7,483	-2,501	-120